Condensed Consolidated Statements of Operations (USD $)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2012		Sep. 30, 2011		Sep. 30, 2012		Sep. 30, 2011		Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Income Statement [Abstract]
Product and service revenue	$ 4,273,385	[1]	$ 4,312,885	[1]	$ 18,711,555	[1]	$ 11,927,135	[1]	$ 23,223,265	$ 15,738,841		$ 4,832,773
Research and development contract revenue	502,269	[1]	994,244	[1]	1,475,338	[1]	3,342,187	[1]	3,886,114	3,597,870		7,459,783
Licensed technology revenue			163,125	[1]			489,375	[1]	516,563	135,938
Total revenue	4,775,654	[1]	5,470,254	[1]	20,186,893	[1]	15,758,697	[1]	27,625,942	19,472,649		12,292,556
Cost of product and service revenue	10,848,860	[1]	7,565,994	[1]	28,552,076	[1]	19,187,617	[1]	30,669,602	23,111,151		7,246,453
Cost of research and development contract revenue	791,322	[1]	1,695,171	[1]	2,389,844	[1]	5,505,767	[1]	6,232,210	6,370,797		12,433,361
Research and development expense	1,284,975	[1]	1,478,847	[1]	4,089,509	[1]	3,647,821	[1]	5,655,748	12,901,170		16,324,373
Selling, general and administrative expenses	3,053,434	[1]	3,606,505	[1]	10,556,495	[1]	11,051,020	[1]	14,545,965	25,572,364		15,426,806
Gain on sale of leased assets			(673,358)	[1]			(673,358)	[1]	(673,358)	(3,217,594)
Amortization of intangible assets	578,090	[1]	584,606	[1]	1,726,854	[1]	1,754,568	[1]	2,322,876	2,263,627		2,132,333
Operating loss	(11,781,027)	[1]	(8,787,511)	[1]	(27,127,885)	[1]	(24,714,738)	[1]	(31,127,101)	(47,528,866)		(41,270,770)
Interest and other income and net realized losses from available-for-sale securities	80,046	[1]	99,740	[1]	171,260	[1]	220,862	[1]	248,430	1,056,932		1,689,299
Change in fair value of common stock warrant liability	1,434,866	[1]	2,414,267	[1]	3,726,667	[1]	4,204,787	[1]	3,447,153
Change in fair value of auction rate securities repurchase agreement										(5,977,822)		(4,246,524)
Net trading gain										5,977,822		4,246,524
Interest and other expense and foreign currency gain (loss)	(59,349)	[1]	(17,042)	[1]	(158,162)	[1]	2,675	[1]	(22,436)	(486,987)		(1,127,081)
Net loss	$ (10,325,464)	[1]	$ (6,290,546)	[1]	$ (23,388,120)	[1]	$ (20,286,414)	[1]	$ (27,453,954)	$ (46,958,921)		$ (40,708,552)
Loss per share:
Basic and diluted (in dollars per share)	$ (0.27)	[1]	$ (0.28)	[1]	$ (0.71)	[1]	$ (1.16)	[1]	$ (1.46)	$ (3.58)	[2]	$ (3.15)	[2]
Weighted average number of common shares outstanding (in shares)	37,977,052	[1]	22,676,114	[1]	33,107,175	[1]	17,441,767	[1]	18,778,066	13,123,162	[2]	12,911,066	[2]

[1]	(Unaudited)
[2]	Share and per share information for the prior periods has been retroactively adjusted to reflect the May 19, 2011 one-for-ten reverse stock split of the Company's common stock.